R&D Grant (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 05, 2023
R&D Grant [Line Items]
Restricted cash	$ 107,010	$ 201,500	$ 107,010	$ 201,500	$ 90,413
Deferred income	50,777		50,777		10,413
Grant income	61,122	$ 32,757	333,462	32,757	191,087
Grant expense			333,462	$ 32,757
R&D Grant [Member]
R&D Grant [Line Items]
Research and development grant	$ 575,325		$ 575,325		201,500
Incurred expenses					$ 191,087
ALPHA-1062 [Member] | R&D Grant [Member]
R&D Grant [Line Items]
Research and development grant							$ 750,000